Cash and Restricted Cash Reported Within the Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Feb. 09, 2023	Dec. 31, 2022	Dec. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 21, 2021	Jul. 01, 2021	May 09, 2021	Feb. 26, 2021	Feb. 10, 2021
Cash and cash equivalent at end of the year	$ 780,153		$ 500,316		$ 87,511	$ 96,619
Restricted cash escrow at end of the year	2,242		2,233		2,429	2,417
Cash, cash equivalent and restricted cash escrow at end of the year	782,395		$ 502,549		$ 89,940	$ 99,036
Intangible assets	$ (1,225)
Beijing Fucheng [Member]
Net working capital											$ 106
Property and equipment											26
Current liabilities											(55)
Intangible assets											4,814
Cash											$ 4,891
Magpie Securities Limited [Member]
Net working capital										$ 206
Investment and loan to Magpie										(2,947)
Property and equipment										24
Current liabilities										(19)
Intangible assets										902
Cash										$ (1,834)
Deconsolidation of Micronet Ltd. [Member]
Cash									$ 2,466
Working capital other than cash									(3,849)
Finance lease									33
Accrued severance pay, net									96
Translation reserve									134
Micronet Ltd.investment in fair value									1,128
Non-controlling interests									2,990
Net loss from loss of control									$ 1,934
All Weather Insurance Agency [Member]
Net working capital								$ (1,665)
Property and equipment								153
Right of use assets								208
Lease liabilities								(258)
Intangible assets								903
Deferred tax liabilities								(226)
Minority interest								(675)
Cash								$ (1,560)
Guangxi Zhongtong Insurance Agency Co., Ltd [Member]
Net working capital							$ 152
Property and equipment							13
Intangible assets							2,174
Goodwill							(153)
Deferred tax liabilities							(544)
Minority interest							(3,230)
Loss on equity interest							1,128
Net cash provided by acquisition							$ (460)
Acquisition of Tingo [Member]
Net working capital				$ (256,181)
Property and equipment				844,764
Intangible assets				169,559
Goodwill				81,459
Deferred tax liabilities				(54,923)
Investment in fair value				(1,215,241)
Net cash provided by acquisition				$ (430,563)
Acquisition of Tingo Foods [Member]
Net working capital		$ 14,772
Property and equipment		(12,235)
Intangible assets		(147,774)
Goodwill		(46,246)
Deferred tax liabilities		44,332
Promissory note		204,000
Net cash provided by acquisition		$ 56,849